FAIR VALUE, Significant Unobservable Inputs (Q1) (Details) - Level 3 [Member]	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value [Abstract]
Total Investments	$ 50,252,049	$ 48,558,051
Senior Term Loans [Member]
Fair Value [Abstract]
Total Investments	$ 50,252,049	$ 48,558,051
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Maximum [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.2061	0.2075
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Minimum [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.1707	0.1579
Senior Term Loans [Member] | Yield Analysis [Member] | Market Yield [Member] | Weighted Average [Member]
Estimated Range and Weighted Average [Abstract]
Investment measurement input	0.2033	0.2020